Note 2 - Summary of Significant Accounting Policies (Details Textual)					2 Months Ended		4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 30, 2020 USD ($)	Feb. 14, 2020 USD ($)	Nov. 08, 2019 USD ($)	Jan. 01, 2019	May 31, 2020 USD ($)	Mar. 30, 2020 USD ($)	May 31, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Total cash									$ 1,278,129	$ 2,267,868	$ 4,974,478
Restricted cash and cash equivalents									93,800	218,888	0
Bank guarantee reduced monthly									10,424
Impairment loss									714,000	0	0
Impairment loss recognised in profit or loss, goodwill									1,050,459	0	0
Research and development credit accrued and/or collected									0
Transfers of research and development to entity, related party transactions												$ 714,000
Total intangible assets other than goodwill										802,409	839,637
Discount rate, measurement input [member] | Goodwill [member]
Statement Line Items [Line Items]
Significant unobservable input, assets									30
Patents and licenses [member]
Statement Line Items [Line Items]
Useful life, intangible assets (Year)									12 years
In-process research and development [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill									$ 714,000	0	0
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful life, intangible assets (Year)									5 years
Total intangible assets other than goodwill									$ 0	88,409	125,637
Machinery and equipment [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment (Year)									5 years
Leasehold improvements [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment (Year)									5 years
Office equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment (Year)									3 years
Office equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life, property plant and equipment (Year)									5 years
U.S. term deposits [member]
Statement Line Items [Line Items]
Current investments									$ 150,000	$ 300,000	$ 0
Investment Interest Rate Range End									1.31%	1.31%	1.31%
DenseLight [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary, sold				100.00%
Cash flows from losing control of subsidiaries or other businesses			$ 8,000,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			8,707,280
Cash received in excess of proceeds from sale of discontinued operations			$ 2,000,000
Impairment loss recognised in profit or loss, goodwill
DenseLight [member] | Disposal of major subsidiary [member]
Statement Line Items [Line Items]
Cash flows from losing control of subsidiaries or other businesses	$ 8,250,000	$ 4,750,000			$ 5,000,000	$ 13,000,000	$ 18,000,000	$ 26,000,000